SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred Revenues		$ 102,300	$ 11,100	$ 10,300
Revenue		333,342	394,661	$ 186,387
Contract liabilities		$ 182,297	$ 213,449
Number of Major Customers | item		0	0	0
Customer One [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		20.07%	1.53%	0.00%
Proprietary mining
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 62,359	$ 191,693	$ 88,493
Brand of AntPool [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		0.24%	0.72%	24.44%
Brand of BTC [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of entity's revenue		14.94%	44.68%	22.81%
Hash Rate Subscription [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		$ 77,862	$ 53,952	$ 31,389
Electricity Subscription [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		39,525	35,113	45,242
Additional consideration from acceleration plan arrangements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		3,954	35,140	1,657
Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		705	45,693	15,844
Cloud Hosting Arrangements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		12,723	7,568	2,929
General Hosting [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		99,251	18,312
Membership Hosting [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue		26,056
Other Products [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	[1]	$ 10,907	$ 7,190	$ 833

[1]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.